Disaggregation of Revenue - Revenue by geographic location (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue
Revenue	$ 3,162,919	$ 3,167,782
United States
Disaggregation of Revenue
Revenue	3,155,617	3,157,304	$ 34,689	$ 41,038	$ 43,048
Canada and Mexico
Disaggregation of Revenue
Revenue	$ 7,302	$ 10,478	$ 12,727,629	$ 12,622,893	$ 13,362,139